Note 5 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Renewal Term	15 years
Operating Lease, Expense	$ 74,058	$ 65,418
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term	1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term	13 years